Other Income and Expenses - Summary of Other Operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [Abstract]
Rent	¥ 6,143	¥ 3,529	¥ 2,302
Travel	2,259	1,737	1,851
Supplies	2,378	1,154	723
Taxes and dues	1,516	801	250
Professional fees	2,182	2,030	2,256
Cost of goods	4,946	3,519	3,209
Training	1,344	1,006	823
Others	4,635	4,600	3,018
Total	¥ 25,403	¥ 18,376	¥ 14,432